                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F-HR

                               FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth Gelman                New York, NY        8/15/2011
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 135
                                        --------------------

Form 13F Information Table Value Total: 2,593,302
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    (1)       028-14349                    Brookfield Asset Management Inc.
    ------    ----------------             ---------------------------------
    (2)       028-13827                    AMP Capital Brookfield (US) LLC
    ------    ----------------             ---------------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                                             Value     Shares/ Sh/ Put/ Invstmt   Other  ------------------------
   Name of Issuer               Title of Class    CUSIP     (x$1000)   Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ ---------------- --------- ----------- -------- --- ---- ------- -------- -------- ------ --------
AT&T                           COM              00206R102         830    26440 SH       Defined (1)
ADVANCED MICRO DEVICES Inc     Note 6.000% 5/0  007903AL1         254   247000 PRN      Defined (1)
ALTRIA GROUP INC.              COM              02209S103         532    20125 SH       Defined (1)
American Tower Corp            COM              029912201        3617    69126 SH       Defined (1)(2)      69126
ANNALY CAPITAL MANAGEMANT      COM              035710409        8560   475000 SH       Defined (1)
Apartment Investment & Managem COM              03748R101        3424   134100 SH       Defined (1)(2)                     134100
Ashford Hospital Trust Inc Pre COM              044103406        3210   130000 SH       Defined (1)(2)     130000
AvalonBay Communities Inc      COM              053484101       74925   583530 SH       Defined (1)(2)      98093          485437
Avatar Holdings Inc            COM              053494100        7339   482505 SH       Defined (1)(2)     247400          235105
B&G FOODS INC                  COM              05508R106         412    20000 SH       Defined (1)
BANK OF AMERICA CORP           COM              060505104       14023  1279500 SH       Defined (1)
BANK OF AMERICA CORP           *W EXP 10/28/201 060505153       14806   450000 PRN      Defined (1)
BEAZER HOMES USA               COM              07556Q105        1017   300000 SH       Defined (1)
Beazer Homes USA Inc           COM              07556Q105        6618  1952127 SH       Defined (1)(2)    1095500          856627
Boston Properties Inc          COM              101121101      135004  1271707 SH       Defined (1)(2)     208896         1062811
Brandywine Realty Trust        COM              105368203       75418  6507169 SH       Defined (1)(2)    1026974         5480195
BREITBURN ENERGY PARTNERS LP   COM              106776107        9187     6075 SH       Defined (1)
Brookdale Senior Living Inc    COM              112463104       93520  3856480 SH       Defined (1)(2)     684582         3171898
Brookfield Residential Propert COM              11283W104        7705   776710 SH       Defined (1)(2)     776710
CBL & Associates Properties In COM              124830100       72452  3996230 SH       Defined (1)(2)     830030         3166200
Calloway Real Estate Investmen COM              131253205       24305   929497 SH       Defined (1)(2)     131500          797997
Camden Property Trust          COM              133131102       80999  1273174 SH       Defined (1)(2)     224669         1048505
Cedar Shopping Centers Pref 8. COM              150602308       15101   601642 SH       Defined (1)(2)     601642
CELESTICA INC                  COM              15101Q108        8007   947591 SH       Defined (1)
CENTERPOINT ENERGY INC         COM              15189T107         588    30400 SH       Defined (1)
CenterPoint Energy Inc         COM              15189T107        2971   153540 SH       Defined (1)(2)     153540
CENTURYLINK INC                COM              156700106         384     9500 SH       Defined (1)
Chesapeake Midstream Partners  COM              16524K108         201     7000 SH       Defined (1)(2)       7000
China Real Estate Information  COM              16948Q103        3896   545600 SH       Defined (1)(2)     277700          267900
CITIGROUP INC                  COM              172967424       16837 404353.8 SH       Defined (1)
CommonWealth REIT              COM              203233101        3607   139600 SH       Defined (1)                        139600
Commonwealth REIT              6.50% PFD CUM CO 203233408       19491   875200 SH       Defined (1)(2)     875200
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601         570    27600 SH       Defined (1)(2)      27600
CONSOLIDATED EDISON INC        COM              209115104         532    10000 SH       Defined (1)
Coresite Realty Corp           COM              21870Q105       16830  1026220 SH       Defined (1)(2)     331320          694900
Corporate Office Properties Tr COM              22002T108       69465  2232887 SH       Defined (1)(2)     534500         1698387
Crown Castle International Cor COM              228227104        4093   100350 SH       Defined (1)(2)     100350
DR HORTON                      COM              23331A109       26185   499100 SH       Defined (1)
Digital Realty Trust Inc       COM              253868103       93459  1512766 SH       Defined (1)(2)     291867         1220899
Douglas Emmett Inc             COM              25960P109       59073  2969977 SH       Defined (1)(2)     408400         2561577
Ev Energy Partner LP           COM              26926V107         283     5300 SH       Defined (1)(2)       5300

EASTERN INSURANCE HOLDINGS     COM              276534104        1638   123900 SH       Defined (1)
EastGroup Properties Inc       COM              277276101       11767   276800 SH       Defined (1)(2)      69900          206900
El Paso Pipeline Partners LP   COM              283702108        1497    43080 SH       Defined (1)(2)      43080
Emeritus Corp                  COM              291005106       14625   688237 SH       Defined (1)(2)     258800          429437
Empresas ICA SAB de CV         SPON ADR         292448206         319    34600 SH       Defined (1)(2)      34600
Enbridge Inc                   COM              29250N105        4827   148392 SH       Defined (1)(2)     148392
Energy Transfer Equity LP      COM              29273V100         638    14200 SH       Defined (1)(2)      14200
Enterprise Products Partners L COM              293792107        1000    23150 SH       Defined (1)(2)      23150
Equity Lifestyle Properties In COM              29472R108       67878  1087089 SH       Defined (1)(2)     268800          818289
Equity One Inc                 COM              294752100       39515  2119923 SH       Defined (1)(2)     363008         1756915
Essex Property Trust Inc       COM              297178105       71311   527100 SH       Defined (1)(2)      90900          436200
Excel Trust Inc                COM              30068C109        6128   555600 SH       Defined (1)(2)     240700          314900
FIRSTSERVICE CORP              COM              33761N109        8835   264607 SH       Defined (1)
Forest City Enterprises Inc    COM              345550107       54448  2916353 SH       Defined (1)(2)     630100         2286253
FRONTIER COMMUNICATIONS CORP   COM              35906A108        7756    96075 SH       Defined (1)
General Growth Properties Inc  COM              370023103      126322  7568695 SH       Defined (1)(2)    1421947         6146748
GENERAL MOTORS CO              COM              37045V100       56270   874723 SH       Defined (1)
GENERAL MOTORS CO              COM              37045V126         379    37932 SH       Defined (1)
CGI GROUP INC                  COM              39945C109       11190   469984 SH       Defined (1)
Grupo Aeroportuario del Surest DPON ADR SER B   40051E202        1073    18200 SH       Defined (1)(2)      18200
HCP INC                        COM              40414L109         486    13250 SH       Defined (1)
Highwoods Properties Inc       COM              431284108       57523  1736272 SH       Defined (1)(2)     315800         1420472
HOLOGIC INC                    FRNT 2.000% 12/1 436440AA9         435   450000 PRN      Defined (1)
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625% 11/1 440543AE6         145   150000 PRN      Defined (1)
HOVNANIAN ENTERPRISES INC      COM              442487203       37518    24900 SH       Defined (1)
Hovnanian Enterprises Inc      CL A             442487203        2441  1013000 SH       Defined (1)(2)     499400          513600
ISHARES S&P 500                COM              464287200        2067    15607 SH       Defined (1)
ISHARES                        COM              464287234        2941    18359 SH       Defined (1)
ISHARES S&P 500/BARRA GROWTH   COM              464287309        3778    12059 SH       Defined (1)
ISHARES S&P 500/BARRA VAL      COM              464287408        4343     9103 SH       Defined (1)
ISHARES MSCI EAFE INDEX FUND   COM              464287465        5653    21784 SH       Defined (1)
ISHARES S&P MIDCAP 400         COM              464287507        8333    27433 SH       Defined (1)
ISHARES RUSSELL 1000           COM              464287622        9706    18582 SH       Defined (1)
ISHARES 600/VAL                COM              464287879       11130    19167 SH       Defined (1)
ISHARES 600/GRO                COM              464287887        1544    19199 SH       Defined (1)
ISHARES MSCI EAFE VALUE INX    COM              464288877         153     2428 SH       Defined (1)
ISHARES MSCI EAFE GROWTH INX   COM              464288885         156     2230 SH       Defined (1)
ITC Holdings Corp              COM              465685105        2067    28800 SH       Defined (1)(2)      28800
JP MORGAN CHASE & CO           COM              46625H100       11238   274500 SH       Defined (1)
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114        1347   100000 PRN      Defined (1)
KB Home                        COM              48666K109        9756   997500 SH       Defined (1)(2)     480500          517000
Kinder Morgan Management LLC   COM              49455U100        1125    17157 SH       Defined (1)(2)      17157
Lennar Corp                    CL A             526057104       42527  2343062 SH       Defined (1)(2)     521400         1821662
LENNAR CORPORATION             COM              526057302        5662   385700 SH       Defined (1)
Lexington Rlty Trst            PFD CONV SER C   529043309         460    10200 SH       Defined (1)(2)      10200
Liberty Property Trust         SH BEN INT       531172104       29446   903800 SH       Defined (1)(2)     121400          782400

LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1  549463AH0         295   300000 PRN      Defined (1)
MBIA INC                       COM              55262C100      -12601 -1450000 SH       Defined (1)
MDC HOLDINGS INC               COM              552676108         217    58800 SH       Defined (1)
MERCK & CO INC                 COM              58933Y105         551    15625 SH       Defined (1)
MERITAGE HOMES CORP            COM              59001A102        1128    50000 SH       Defined (1)
MITEL NETWORKS CORP            COM              60671Q104        1730   395000 SH       Defined (1)
National Grid PLC              COM              636274300        1160    23465 SH       Defined (1)(2)      23465
NISKA GAS STORAGE PARTNERS LLC COM              654678101         214    12500 SH       Defined (1)
NISOURCE INC                   COM              65473P105           0        2 SH       Defined (1)
NiSource Inc                   COM              65473P105         176     8700 SH       Defined (1)(2)       8700
NORTH AMERICAN ENERGY PARTNERS COM              656844107        4671   609745 SH       Defined (1)
Northeast Utilities            COM              664397106          42     1200 SH       Defined (1)(2)       1200
NorthWestern Corp              COM              668074305         632    19100 SH       Defined (1)(2)      19100
Omega Healthcare Investors Inc COM              681936100       58100  2765353 SH       Defined (1)(2)     430300         2335053
OPEN TEXT CORP                 COM              683715106        9969   161239 SH       Defined (1)
PS Business Parks Inc          COM              69360J107        2215    40200 SH       Defined (1)(2)      40200
PAETEC HOLDING CORP            COM              695459107          72    15000 SH       Defined (1)
Parkway Properties Inc         COM              70159Q104        6885   403562 SH       Defined (1)(2)     208000          195562
Pennsylvania Real Estate Inves COM              709102107       28268  1800494 SH       Defined (1)(2)     825759          974735
PHILIP MORRIS INTL INC         COM              718172109         540     8090 SH       Defined (1)
PRECISION DRILLING CORP        COM              74022D308       10349   747235 SH       Defined (1)
PROGRESS ENERGY INC            COM              743263105         539    11225 SH       Defined (1)
ProLogis                       COM              74340W103      124876  3484255 SH       Defined (1)(2)     767900         2716355
Public Storage                 COM              74460D109      203384  1783911 SH       Defined (1)(2)     307811         1476100
Ramco0Gershenson Series        PERP PFD-D CV    751452608        2147    43000 SH       Defined (1)(2)      43000
RESEARCH IN MOTION LTD         COM              760975102        1010    35000 SH       Defined (1)
RYLAND GROUP INC               COM              783764103        7660   463400 SH       Defined (1)
SBA Communications Corp        COM              78388J106        2333    61100 SH       Defined (1)(2)      61100
SL Green Realty Corp           COM              78440X101         946    11415 SH       Defined (1)(2)      11415
SPDR TRUST SERIES I            COM              78462F103        2277    17252 SH       Defined (1)
SPDR S&P MIDCAP 400 ETF TRUST  COM              78467Y107        2775    15640 SH       Defined (1)
Sempra Energy                  COM              816851109        4262    80600 SH       Defined (1)(2)      80600
Simon Property Group Inc       COM              828806109      231337  1990337 SH       Defined (1)(2)     337936         1652401
Spectra Energy Corp            COM              847560109        4548   165930 SH       Defined (1)(2)     165930
STANTEC INC                    COM              85472N109        9598   342793 SH       Defined (1)
Starwood Hotels & Resorts Worl COM              85590A401       14582   260200 SH       Defined (1)(2)      52400          207800
SUPERMEDIA INC                 COM              868447103           9     2350 SH       Defined (1)
Targa Resources Corp           COM              87612G101        1051    31400 SH       Defined (1)(2)      31400
Tesoro Logistics LP            COM              88160T107         609    25000 SH       Defined (1)(2)      25000
Toll Brothers Inc              COM              889478103       67379  3248756 SH       Defined (1)(2)     609200         2639556
TransCanada Corp               COM              89353D107        6147   139948 SH       Defined (1)(2)     139948
TRINITY INDUSTRIES             NOTE 3.875% 6/0  896522AF6         473   450000 PRN      Defined (1)
Union Pacific Corp             COM              907818108         282     2700 SH       Defined (1)(2)       2700
VENTAS INC                     COM              92276F100         502     9530 SH       Defined (1)
VERIZON COMMUNICATIONS INC     COM              92343V104         804    21600 SH       Defined (1)
Vornado Realty Trust           COM              929042109        2453    26324 SH       Defined (1)(2)      26324
Weingarten Realty Investors    COM              948741103       66955  2661159 SH       Defined (1)(2)     454003         2207156

WINDSTREAM CORP                COM              97381W104         622    48000 SH       Defined (1)

                                                            2,593,302